RELATED PARTIES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) item director	Jun. 30, 2021 USD ($) director item	Dec. 31, 2021 USD ($) item director	Dec. 31, 2020 USD ($)
RELATED PARTIES
Number of directors | director	9	7	7
Number of key officers | item	6	6	6
Expense included under sales and marketing in the consolidated statements of profit or loss	$ 62	$ 5	$ 53	$ 4
Outstanding balance included under accrued expenses and other payables	$ 6		$ 55	$ 4